CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 5,058	$ 5,059	$ 15,104	$ 14,884
Cost of sales	2,249	2,429	6,937	7,071
Gross profit	2,809	2,630	8,167	7,813
Research and development expenses	412	348	1,109	1,016
Selling and marketing expenses	950	971	2,855	2,948
General and administrative expenses	293	297	897	923
Legal settlements and loss contingencies	(122)	47	(67)	1,509
Impairments restructuring and others	164	166	364	328
Operating income	1,112	801	3,009	1,089
Financial expenses - net	84	76	243	340
Income before income taxes	1,028	725	2,766	749
Income taxes	160	12	405	(157)
Share in losses of associated companies - net	5	7	13	30
Net income	863	706	2,348	876
Net loss attributable to non-controlling interests	(13)	(5)	(20)	(13)
Net income attributable to Teva	$ 876	$ 711	$ 2,368	$ 889
Earnings per share attributable to Teva:
Basic	$ 1.02	$ 0.84	$ 2.78	$ 1.05
Diluted	$ 1.02	$ 0.84	$ 2.76	$ 1.04
Weighted average number of shares (in millions):
Basic	855	845	852	850
Diluted	861	846	857	851